Inventories (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Summary of Components of Inventories
The components of inventories are as follows:

	Yen in millions
	March 31,
	2020	2021
Finished goods	37,641	40,738
Work-in-process	16,232	15,128
Raw materials and supplies	21,587	23,254

Total	75,460	79,120